UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305
         Spokane, WA  99201

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509)789-8977

Signature, Place, and Date of Signing:

      /s/  David C. Krebs     Spokane, WA     April 30, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $185,491 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/   SH/  PUT/     INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP        (x$1000) PRN AMT   PRN  CALL     DSCRETN MANAGER SOLE    SHARED  NONE
- ----------------------------- ------- --------------- ------- --------- ---- -------- ------- ------- ------  ------- ---------
4KIDS ENTERTAINMENT INC		COM	350865101	5,694	300,952	  SH		SOLE		110,611		190,341
AGCO CP				COM	001084102	2,299	62,190	  SH		SOLE		18,878		43,312
ALLIED CAPITAL CORP-N CM (NEW)	COM	01903Q108	4,490	155,838	  SH		SOLE		46,708		109,130
ANALOGIC CORP			COM	032657207	3,922	62,377	  SH		SOLE		26,534		35,843
ANDREW CORP			COM	034425108	4,269	403,118	  SH		SOLE		130,580		272,538
BASIN WATER INC			COM	07011T306	576	83,848	  SH		SOLE		0		83,848
BIOSCRIP INC			COM	09069N108	5,108	1,631,867 SH		SOLE		481,443		1,150,424
BOSTON SCIENTIFIC CORP		COM	101137107	634	43,621	  SH		SOLE		43,621		0
BOWATER INC			COM	102183100	2,995	125,730	  SH		SOLE		36,711		89,019
CALGON CARBON CORP		COM	129603106	4,111	494,679	  SH		SOLE		175,142		319,537
CALLAWAY GOLF CO		COM	131193104	6,254	396,825	  SH		SOLE		125,996		270,829
CAMBREX CORP			COM	132011107	4,479	182,054	  SH		SOLE		60,577		121,477
CELESTICA INC			COM	15101Q108	3,874	631,940	  SH		SOLE		227,589		404,351
CENTRAL PARKING CORP		COM	154785109	3,915	176,508	  SH		SOLE		47,184		129,324
CF INDUSTRIES HOLDINGS INC.	COM	125269100	1,869	48,479	  SH		SOLE		17,164		31,315
ELECTRO RENT CORP		COM	285218103	2,227	154,635	  SH		SOLE		48,561		106,074
ELECTRO SCIENTIFIC INDS INC	COM	285229100	3,021	157,032	  SH		SOLE		54,217		102,815
FLEXTRONICS INTERNATIONAL LTD.	COM	Y2573F102	578	52,795	  SH		SOLE		52,795		0
FURNITURE BRANDS INTL		COM	360921100	5,112	323,935	  SH		SOLE		105,454		218,481
HAIN CELESTIAL GROUP INC	COM	405217100	2,572	85,538	  SH		SOLE		32,542		52,996
HIGHLAND HOSPITALITY CORP	COM	430141101	3,344	187,880	  SH		SOLE		67,101		120,779
HITACHI LTD - SPONS ADR		COM	433578507	868	11,243	  SH		SOLE		11,243		0
HRPT PROPERTIES TRUST		COM	40426W101	3,223	262,006	  SH		SOLE		81,441		180,565
INFOCUS CORP			COM	45665B106	1,445	516,021	  SH		SOLE		39,107		476,914
INPUT/OUTPUT INC		COM	457652105	4,598	333,703	  SH		SOLE		143,232		190,471
INSITUFORM TECH CLA CM		COM	457667103	4,509	216,870	  SH		SOLE		76,721		140,149
INTEGRAMED AMERICA INC NEW	COM	45810N302	2,270	151,810	  SH		SOLE		70,234		81,576
INTERNATIONAL COAL GROUP INC	COM	45928H106	3,702	705,228	  SH		SOLE		233,593		471,635
KEY TECHNOLOGY INC		COM	493143101	4,073	257,766	  SH		SOLE		81,937		175,829
KEYTRONIC CORP			COM	493144109	5,633	1,373,810 SH		SOLE		494,167		879,643
KNIGHT CAPITAL GROUP INC	COM	499005106	2,749	173,524	  SH		SOLE		54,746		118,778
MEADWESTVACO CORP		COM	583334107	1,654	53,624	  SH		SOLE		53,624		0
MEMRY CORPORATION		COM	586263204	5,972	2,913,077 SH		SOLE		947,855		1,965,222
MERIDIAN RES CP			COM	58977Q109	2,427	1,006,915 SH		SOLE		370,842		636,073
MICROTEK MED HOLDING     INC	COM	59515b109	4,955	1,040,935 SH		SOLE		355,808		685,127
MONTEREY GOURMET FOODS INC	COM	612570101	2,950	689,146	  SH		SOLE		197,293		491,853
ORANGE 21 INC.			COM	685317109	1,329	245,740	  SH		SOLE		61,267		184,473
OSI SYSTEMS INC			COM	671044105	6,202	234,568	  SH		SOLE		78,287		156,281
PERCEPTRON INC			COM	71361F100	4,069	452,103	  SH		SOLE		130,071		322,032
PIER 1 IMPORTS INC		COM	720279108	3,170	458,706	  SH		SOLE		144,614		314,092
PIPER JAFFRAY COMPANIES		COM	724078100	2,533	40,895	  SH		SOLE		16,139		24,756
PLANAR SYSTEMS INC		COM	726900103	4,864	560,962	  SH		SOLE		197,124		363,838
RED LION HOTELS CORP		COM	756764106	1,268	101,925	  SH		SOLE		34,540		67,385
RETRACTABLE TECHNOLOGIES INC	COM	76129W105	3,447	1,130,246 SH		SOLE		385,043		745,203
SPECTRUM CTL INC		COM	847615101	988	80,319	  SH		SOLE		25,622		54,697
STARRETT (L.S.) Co CL A		COM	855668109	1,762	97,867	  SH		SOLE		16,424		81,443
STRATTEC SECURITY CORP.		COM	863111100	2,586	60,177	  SH		SOLE		17,736		42,441
SUPERIOR INDUSTRIES INTL	COM	868168105	2,388	114,665	  SH		SOLE		35,522		79,143
SYMMETRY MEDICAL INC		COM	871546206	2,786	170,614	  SH		SOLE		62,262		108,352
SYNOVIS LIFE TECHNOLOGIES INC	COM	87162G105	1,814	134,153	  SH		SOLE		28,852		105,301
TIER TECHNOLOGIES INC		COM	88650Q100	3,769	428,290	  SH		SOLE		192,144		236,146
TIME WARNER INC			COM	887317105	664	33,651	  SH		SOLE		33,651		0
VISHAY INTERTECHNOLOGY INC	COM	928298108	2,945	210,627	  SH		SOLE		66,166		144,461
WATSON PHARMACEUTICALS INC	COM	942683103	5,286	200,010	  SH		SOLE		69,909		130,101
WCA WASTE			COM	92926K103	3,410	448,719	  SH		SOLE		165,012		283,707
WHITE ELECTRONIC DESIGNS	COM	963801105	3,484	523,095	  SH		SOLE		190,487		332,608
WINSTON HOTELS INC		COM	97563A102	4,361	290,140	  SH		SOLE		94,673		195,467
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